SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 12. SUBSEQUENT EVENTS On October 25, 2022 the Company issued 6,667 shares of its Series A Preferred Stock as consideration for social media services to be rendered.